Note 17 - Intangible assets (Tables)	6 Months Ended
Jun. 30, 2018
Intangible Assets and Goodwill Abstract
Goodwill. Breakdown by CGU and Changes of the year
Breakdown by CGU and Changes during the first semester of 2018 (Millions of euros)
	Balance at the Beginning	Additions	Exchange Differences	Impairment	Other	Balanceat the End
The United States	4,837	-	139	-	-	4,976
Turkey	509	-	(76)	-	-	433
Mexico	493	-	17	-	-	510
Colombia	168	-	7	-	-	175
Chile	32	-	(1)	-	-	31
Other	23	-	-	-	-	23
Total	6,062	-	86	-	-	6,148

Breakdown by CGU and Changes during the year 2017 (Millions of euros)
	Balance at the Beginning	Additions	Exchange Differences	Impairment	Other	Balanceat the End
The United States	5,503	-	(666)	-	-	4,837
Turkey	624	-	(115)	-	-	509
Mexico	523	24	(44)	-	(10)	493
Colombia	191	-	(22)	-	-	168
Chile	68	-	(3)	-	(33)	32
Rest	28	-	(1)	(4)	-	23
Total	6,937	24	(851)	(4)	(43)	6,062

Table of other intangible assets explanatory
Other intangible assets (Millions of euros)
	June 2018	December 2017
Computer software acquisition expenses	1,613	1,682
Other intangible assets with an infinite useful life	12	12
Other intangible assets with a definite useful life	600	708
Total	2,225	2,402